Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Operating lease revenue	$ 464,399
Operating lease revenue		$ 399,514	$ 346,894
Finance lease revenue	618
Finance lease revenue		675	731
Equity earnings (loss) from unconsolidated subsidiary	2,717	(54)	496
Gain on sale of aircraft	97,323	13,398	3,926
Interest and other income	9,967	4,766	1,204
Total revenues	575,024	418,299	353,251
Expenses
Depreciation	140,798	144,084	133,227
Aircraft impairment	0	0	22,000
Interest expense	137,133	144,742	127,782
Selling, general and administrative	35,304	31,185	30,671
Loss (gain) on derivatives	2,720	(2,382)	(192)
Loss on modification and extinguishment of debt	9,590	2,474	23,309
Maintenance and other costs	3,075	2,547	2,524
Total expenses	328,620	322,650	339,321
Net income before provision for income taxes	246,404	95,649	13,930
Provision for income taxes	20,527	9,926	11,332
Net income	$ 225,877	$ 85,723	$ 2,598
Weighted average number of shares:
Basic (in shares)	31,607,781	29,744,083	30,307,357
Diluted (in shares)	31,715,469	29,783,904	30,353,425
Earnings per share:
Basic (in dollars per share)	$ 7.15	$ 2.88	$ 0.09
Diluted (in dollars per share)	$ 7.12	$ 2.88	$ 0.09